Commitments and Contingencies Level 4 - Guaranty Fund (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Commitment, Fiscal Year Maturity [Abstract]
Minimum Percentage of Premiums Written Per Year to be Considered for Assessment Under Guaranty Fund	$ 0.01
Maximum Percentage of Premiums Written Per Year to be Considered for Assessment Under Guaranty Fund	0.02
Guaranty Liabilities	8,000,000
Loss Contingency Accrual, Insurance-related Assessment, Premium Tax Offset	$ 2,000,000	$ 4,000,000